Derivative financial instruments - Disclosure of hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 2,493	£ 3,625	£ 3,671
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(3,634)	808
Balance in cash flow hedging reserve for continuing hedges	(446)	1,445
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	1,426	2,687
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(3,634)	808
Hedge ineffectiveness recognised in the income statement	45	31
Cash flow hedges | Loans and advances | Financial assets at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(806)	362
Balance in cash flow hedging reserve for continuing hedges	(193)	608
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	642	1,273
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(806)	362
Hedge ineffectiveness recognised in the income statement	12	18
Cash flow hedges | Loans and advances | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(1,638)	300
Balance in cash flow hedging reserve for continuing hedges	120	106
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(1,638)	300
Hedge ineffectiveness recognised in the income statement	18	5
Cash flow hedges | Cash and balances at central banks | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(782)	443
Balance in cash flow hedging reserve for continuing hedges	(227)	674
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	805	1,389
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(782)	443
Hedge ineffectiveness recognised in the income statement	6	8
Cash flow hedges | Debt securities at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	9
Balance in cash flow hedging reserve for continuing hedges	16
Balance in currency translation reserve for continuing hedges	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	9
Hedge ineffectiveness recognised in the income statement	0
Cash flow hedges | Debt securities at amortised cost | Financial assets at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(309)	(449)
Balance in cash flow hedging reserve for continuing hedges	(23)	142
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(309)	(449)
Hedge ineffectiveness recognised in the income statement	1	0
Cash flow hedges | Debt securities at amortised cost | Financial assets at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(113)	118
Balance in cash flow hedging reserve for continuing hedges	(143)	(73)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(21)	25
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(113)	118
Hedge ineffectiveness recognised in the income statement	8	0
Cash flow hedges | Subordinated liabilities | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	5	34
Balance in cash flow hedging reserve for continuing hedges	4	(12)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	5	34
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(446)	(100)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,168	1,411
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	(13)	23
Hedging gains or losses recognised in other comprehensive income	(446)	(100)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(589)	160
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,118	1,520
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(589)	160
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	299	(242)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	89	(209)
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	299	(242)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in value of hedged item used as the basis for recognising ineffectiveness	(156)	(18)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	(39)	100
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	(13)	23
Hedging gains or losses recognised in other comprehensive income	(156)	(18)
Hedge ineffectiveness recognised in the income statement	£ 0	£ 0